Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Natural gas sales	$ 172,332	$ 44,688	$ 294,278	$ 89,822	$ 259,743	$ 195,116	$ 47,392
Natural gas liquids sales	17,244		27,816		3,719
Oil sales	2,085	277	2,962	325	1,520	173	39
Commodity derivative fair value gains	195,483	(6,040)	123,542	211,214	179,546	496,064	77,599
Gain on sale of gathering system				291,305	291,190
Total revenue	387,144	38,925	448,598	592,666	735,718	691,353	125,030
Operating expenses:
Lease operating expenses	1,454	1,866	2,525	2,559	6,243	4,608	1,158
Gathering, compression, processing, and transportation	48,670	20,079	89,640	31,654	91,094	37,315	9,237
Production taxes	10,108	3,371	18,727	7,113	20,210	11,915	2,885
Exploration expenses	7,300	2,952	11,662	4,756	14,675	4,034	2,350
Impairment of unproved properties	4,803	1,295	6,359	1,581	12,070	4,664	6,076
Depletion, depreciation and amortization	52,589	22,321	92,953	38,431	102,026	55,716	18,522
Accretion of asset retirement obligations	267	24	531	46	101	76	11
General and administrative	13,567	10,473	26,284	19,646	45,284	33,342	21,952
Total operating expenses	138,758	62,381	248,681	105,786	291,703	160,370	64,735
Operating income (loss)	248,386	(23,456)	199,917	486,880	444,015	530,983	60,295
Interest expense	(33,468)	(24,223)	(63,396)	(48,593)	(97,510)	(74,404)	(56,463)
Income (loss) from continuing operations before income taxes and discontinued operations	214,918	(47,679)	136,521	438,287	346,505	456,485	1,155
Income tax (expense) benefit	(83,725)	14,442	(53,325)	(183,969)	(121,229)	(185,297)	(939)
Income (loss) from continuing operations	131,193	(33,237)	83,196	254,318	225,276	271,188	216
Discontinued operations:
Loss from results of operations and sale of discontinued operations		(444,850)		(404,674)	(510,345)	121,490	228,412
Net income (loss) and comprehensive income (loss) attributable to Antero equity owners	$ 131,193	$ (478,087)	$ 83,196	$ (150,356)	$ (285,069)	$ 392,678	$ 228,628
Pro forma earnings (loss) per common share - basic
Continuing operations (in dollars per share)	$ 0.52	$ (0.13)	$ 0.33	$ 1.00	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)		$ (1.75)		$ (1.59)	$ (2.01)	$ 0.48	$ 0.90
Net income (loss) (in dollars per share)	$ 0.52	$ (1.88)	$ 0.33	$ (0.59)	$ (1.12)	$ 1.54	$ 0.90
Pro forma earnings (loss) per common share - diluted
Continuing operations (in dollars per share)	$ 0.52	$ (0.13)	$ 0.33	$ 1.00	$ 0.89	$ 1.06
Discontinued operations (in dollars per share)		$ (1.75)		$ (1.59)	$ (2.01)	$ 0.48	$ 0.90
Net income (loss) (in dollars per share)	$ 0.52	$ (1.88)	$ 0.33	$ (0.59)	$ (1.12)	$ 1.54	$ 0.90
Pro forma weighted average number of shares outstanding:
Basic (in shares)	254,375	254,375	254,375	254,375	254,375	254,375	254,375
Diluted (in shares)	254,375	254,375	254,375	254,375	254,375	254,375	254,375